Warrants (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of warrant issued
Warrants issued with convertible notes (See Note 5)		287,061
Warrants issued to investors with Stock Offering (See Note 6 and Note 9)	242,189	1,972,766
Warrants issued to investors with Common Stock	4,678,491
Placement agent warrants related to issuance of Convertible Notes		143,532
Placement agent warrants related to issuance of Stock Offering (See Note 6 and Note 9)	121,094	986,383
Placement agent warrants related to issuance of 2012 Common Stock Offering	467,845
Warrant issued to investors with stock - accrued dividend	180,115
Total	5,689,734	3,389,742